CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Fixed income from real estate rent	$ 13,711	$ 13,676	$ 12,479
Costs and expenses:
Cost of real estate operations	2,199	1,966	1,869
Real estate depreciation and amortization	3,369	2,569	2,153
General and administrative	1,870	2,068	3,057
Total costs and expenses	7,438	6,603	7,079
Operating income	6,273	7,073	5,400
Gain on bargain purchase (Note 1(b)1)			4,412
Equity share in losses of associates, net	(172)	(32)
Other income (loss) (Note 6)	384	(100)
Financial expenses, net (Note 12)	(1,343)	(1,243)	(7,481)
Income before taxes on income	5,142	5,698	2,331
Taxes on income (Note 10)	1,518	1,643	481
Income from continued operation	3,624	4,055	1,850
Net loss from discontinued operations (Note 1c)			(51)
Net income	3,624	4,055	1,799
Net income attributable to non-controlling interest	2,159	2,478	2,038
Net earnings (loss) attributable to Optibase LTD.	$ 1,465	$ 1,577	$ (239)
Net earnings (loss) per share:
Basic and diluted net earnings (loss) per share from continuing operations	$ 0.38	$ 0.41	$ (0.07)
Basic and diluted net earnings (loss) per share	$ 0.38	$ 0.41	$ (0.07)
Weighted average number of shares used in computing basic net earnings (loss) per share:	3,822,032	3,818,198	3,641,935
Weighted average number of shares used in computing diluted net earnings (loss) per share:	3,825,610	3,820,233	3,641,935